BUSINESS COMBINATION (Details 10) - BRL (R$) R$ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Galvacolor [Member]
IfrsStatementLineItems [Line Items]
Revenue	R$ 18,301		R$ 315,216
Profit and loss	R$ (4,543)		(75,802)
Gramperfil [Member]
IfrsStatementLineItems [Line Items]
Revenue		R$ 80,886	113,179
Profit and loss		R$ 5,328	6,299
Total A [Member]
IfrsStatementLineItems [Line Items]
Revenue			99,187
Profit and loss			785
Globaldot [Member]
IfrsStatementLineItems [Line Items]
Revenue			26,349
Profit and loss			9,838
Total B [Member]
IfrsStatementLineItems [Line Items]
Revenue			454,744
Profit and loss			R$ (59,665)